Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Net income	$ 9,626	$ 9,155	$ 8,978
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(1,962)	(307)	(643)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	113	(32)	(158)
Other comprehensive loss
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	5	(358)	389
Pension and retiree medical:
Other Comprehensive Income, Other, Net of Tax	(234)	465	4
Other Comprehensive Income/(Loss), after-tax amount	(2,078)	(232)	(408)
Comprehensive income	7,548	8,923	8,570
Comprehensive income attributable to noncontrolling interests	48	81	64
Comprehensive Income Attributable to PepsiCo	$ 7,500	$ 8,842	$ 8,506